Note 18 - Fair Value Disclosure Measurements - Estimated Fair Value of the Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents	$ 35,113	$ 107,933
Loans held for sale	1,220	597
Net loans	977,490	984,681
Bank-owned life insurance	16,511	16,080
Federal Home Loan Bank stock	3,848	3,679
Accrued interest receivable	3,471	3,633
Financial liabilities:
Deposits	1,020,843	1,016,067
Short-term borrowings	5,075	90,398
Other borrowings	12,750	8,803
Accrued interest payable	917	744
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	35,113	107,933
Loans held for sale	1,220	597
Net loans	974,213	973,124
Bank-owned life insurance	16,511	16,080
Federal Home Loan Bank stock	3,848	3,679
Accrued interest receivable	3,471	3,633
Financial liabilities:
Deposits	1,023,236	1,014,044
Short-term borrowings	5,075	90,398
Other borrowings	12,783	8,827
Accrued interest payable	917	744
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	35,113	107,933
Loans held for sale
Net loans
Bank-owned life insurance	16,511	16,080
Federal Home Loan Bank stock	3,848	3,679
Accrued interest receivable	3,471	3,633
Financial liabilities:
Deposits	652,043	715,153
Short-term borrowings	5,075	90,398
Other borrowings
Accrued interest payable	917	744
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents
Loans held for sale	1,220	597
Net loans
Bank-owned life insurance
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Accrued interest payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents
Loans held for sale
Net loans	974,213	973,124
Bank-owned life insurance
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits	371,193	298,891
Short-term borrowings
Other borrowings	12,783	8,827
Accrued interest payable